Share based payments - RSU and PSU activity (Details)	6 Months Ended
Jun. 30, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised (in shares)	(1,281,990)
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	146,285
Granted (in shares)	342,548
Ending balance (in shares)	488,833
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	759,696
Granted (in shares)	593,346
Exercised (in shares)	(257,955)
Forfeited (in shares)	(10,254)
Ending balance (in shares)	1,084,833